Note 3 - Capital Leased Assets (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Description of Lessee Leasing Arrangements, Capital Leases	The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon.
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 15,000
Leasehold Improvements Required to be Made per Year	$ 150,000